Loans and Related Allowance for Credit Losses, Commitments to Lend (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, temporary advance arrangements	$ 90,200
Unfunded credit commitments	686,721	$ 636,435
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	435,750	401,810
Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	404,292	378,167
Real estate mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	11,515	7,993
Real estate construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	19,943	15,650
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	250,971	234,625
Residential mortgage - first lien [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	32,992	31,530
Residential mortgage - junior lien [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	27,447	32,820
Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	130,743	121,096
Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	59,789	49,179
International [Member] | Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Letters of credit outstanding, amount	$ 1,500	$ 1,300